AMERICAN INDEPENDENCE FUNDS TRUST

230 Park Avenue, Suite 534

New York, NY 10169

(212) 488-1331

June 28, 2013	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
“Sticker” Supplement Pursuant to Rule 497(e) of the Securities Act of 1933, as amended
SEC File Numbers: 811-21757; 333-124214

Mr. Grzeskiewicz:

Accompanying this letter for filing pursuant to Rule 485A of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, is Post-Effective Amendment No. 92 of the Registrant’s Registration Statement with respect to a new series of the Trust, the American Independence Risk-Managed Allocation Fund.

The purpose of this filing is to add this new series to be effective on the seventy-fifth day after the filing.

Please contact the undersigned at (646) 747-3477 should you have any questions regarding this filing.

Sincerely,

/s/ Eric M. Rubin

Eric M. Rubin

President, American Independence Funds Trust

enclosure